Borrowings - Brazilian Subsidiaries (Details) $ in Thousands, R$ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 63,300		$ 111,800	$ 62,400
Total debt	817,958		635,396	$ 723,339
Brazilian Subsidiaries | Banco Do Brasil Loan Due November 2022
Disclosure of detailed information about borrowings [line items]
Nominal amount	130,000
Total debt	$ 27,600	R$ 91.3	33,700
Borrowings, interest rate	2.94%	2.94%
Borrowing, performance bonus	15.00%	15.00%
Brazilian Subsidiaries | Itau BBA FINAME Loan Due December 2022
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 45,900
Total debt	$ 7,600	R$ 25.2	9,300
Borrowings, interest rate	2.50%	2.50%
Brazilian Subsidiaries | Ita BBA Loan Due March 2019
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 75,000
Total debt			5,800
Brazilian Subsidiaries | Ita BBA Loan Due March 2019 | CDI Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.20%	3.20%
Brazilian Subsidiaries | Banco Do Brasil / Ita BBA Finem Loan Due January 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 273,000
Total debt	$ 53,400	R$ 176.5	67,300
Borrowings, interest rate	6.77%	6.77%
Brazilian Subsidiaries | BNDES Finem Loan Due January 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 215,000
Total debt	$ 41,400	R$ 136.9	50,300
Borrowings, interest rate	3.75%	3.75%
Brazilian Subsidiaries | ING / Rabobank / ABN / HSBC / Credit Agricole / Caixa Geral / Galena Due December 2018
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 160,000
Total debt			98,000
Brazilian Subsidiaries | ING / Rabobank / ABN / HSBC / Credit Agricole / Caixa Geral / Galena Due December 2018 | LIBOR 3M Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.40%	4.40%
Brazilian Subsidiaries | ING / Rabobank / Bladex / Credit Agricole / Votorantim / ABN Due December 2019
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 110,000
Total debt			110,000
Brazilian Subsidiaries | ING / Rabobank / Bladex / Credit Agricole / Votorantim / ABN Due December 2019 | LIBOR 3M Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.65%	4.65%
Brazilian Subsidiaries | Rabobank Due March 2019
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 40,000
Total debt			40,000
Brazilian Subsidiaries | Rabobank Due March 2019 | LIBOR 3M Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.50%	3.50%
Brazilian Subsidiaries | Tokyo-Mitsubishi Due August 2019
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 30,000
Total debt	$ 30,000		30,000
Borrowings, interest rate	6.35%	6.35%
Brazilian Subsidiaries | Bradesco Loan Due May 2019
Disclosure of detailed information about borrowings [line items]
Nominal amount | R$		R$ 90.0
Total debt			27,600
Brazilian Subsidiaries | Bradesco Loan Due May 2019 | CDI Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.10%	2.10%
Brazilian Subsidiaries | Votorantim Loan Due June 2019
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 15,000
Total debt	$ 10,000		$ 15,000
Brazilian Subsidiaries | Votorantim Loan Due June 2019 | LIBOR 3M Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.60%	4.60%